================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                                -------------------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  200 Clarendon Street, 56th Floor
          Boston, MA 02116

Form 13F File Number:  28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Alber
Title:  Chief Financial Officer
Phone:  617.574.6735

Signature, Place, and Date of Signing:

/s/ Thomas P. Alber        Boston, MA                 11/15/10
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5 **

Form 13F Information Table Value Total:  $719,282 **
                                         (thousands)
--------
** Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              TA Associates, Inc.

                          Form 13F Information Table

                              September 30, 2010

                                                                   Column 5:                                Column 8:
                                Column 2:              Column 4:   Shares or    Column 6:  Column 7:    Voting Authority
          Column 1:             Title of   Column 3:     Value     Principal    Investment   Other   -----------------------
        Name of Issuer            Class      CUSIP     (x$1000)     Amount      Discretion  Manager     Sole     Shared None
------------------------------- --------- -----------  --------- -------------  ---------- --------- ----------  ------ ----
              **                   **          **         **           **           **         **        **        **    **

Cardtronics Inc.                 Common   14161H 10 8  $ 48,849   3,167,869 SH     Sole               3,167,869

Intralinks Holdings Inc.         Common   46118H 10 4  $347,634  20,557,900 SH     Sole              20,557,900

MetroPCS Communications Inc.     Common   591708 10 2  $262,826  25,126,726 SH     Sole              25,126,726

Monotype Imaging Holdings Inc.   Common   61022P 10 0  $ 59,973   6,554,382 SH     Sole               6,554,382
                                                       --------
   COLUMN TOTALS                                       $719,282
                                                       --------

--------
** Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.